Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES:
Net income (loss)	$ 668	$ 1,065	$ 661
Adjustments to reconcile to net cash provided (used) by operating activities:
Depreciation, depletion, and amortization	815	756	1,614
Provision (benefit) for deferred income taxes	424	206	(179)
Provision for loss on investments, property, and other assets	0	0	882
Net (gain) loss on dispositions of assets	28	(52)	(1)
Gain on reconsolidation of Wilpro entities (Note 4)	0	(144)	0
Amortization of stock-based awards	37	36	52
Early debt retirement costs	0	0	271
Cash provided (used) by changes in current assets and liabilities:
Accounts and notes receivable	35	27	(197)
Inventories	(17)	5	60
Other current assets and deferred charges	25	29	(15)
Accounts payable	(35)	(110)	250
Accrued liabilities	175	0	51
Other, including changes in noncurrent assets and liabilities	62	17	(10)
Net cash provided (used) by operating activities	2,217	1,835	3,439
FINANCING ACTIVITIES:
Proceeds from (payments of) commercial paper - net	224	0	0
Proceeds from long-term debt	2,699	3,486	3,172
Payments of long-term debt	(2,081)	(1,468)	(2,055)
Proceeds from issuance of common stock	18	2,550	49
Proceeds from sale of limited partner units of consolidated partnership	1,819	1,559	0
Dividends paid	(982)	(742)	(457)
Dividends and distributions paid to noncontrolling interests	(489)	(349)	(214)
Distributions paid to noncontrolling interests on sale of Wilpro assets (Note 4)	0	(38)	0
Contributions from noncontrolling interests	467	13	0
Cash of WPX Energy, Inc. at spin-off	0	0	(526)
Premiums paid on early debt retirements	0	0	(254)
Other - net	2	25	(57)
Net cash provided (used) by financing activities	1,677	5,036	(342)
INVESTING ACTIVITIES:
Capital expenditures	(3,572)	(2,529)	(2,796)
Purchases of and contributions to equity method investments	(455)	(2,651)	(211)
Purchases of businesses	(6)	(2,049)	(41)
Proceeds from dispositions of investments	0	79	16
Cash of Wilpro entities upon reconsolidation (Note 4)	0	121	0
Other - net	(19)	108	29
Net cash provided (used) by investing activities	(4,052)	(6,921)	(3,003)
Increase (decrease) in cash and cash equivalents	(158)	(50)	94
Cash and cash equivalents at beginning of year	839	889	795
Cash and cash equivalents at end of year	681	839	889
Increases to property, plant and equipment	(3,653)	(2,755)	(2,953)
Changes in related accounts payable and accrued liabilities	81	226	157
Capital expenditures	$ (3,572)	$ (2,529)	$ (2,796)